UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21494

Nuveen Floating Rate Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  December 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JFR

Nuveen Floating Rate Income Fund
Portfolio of Investments	October 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 150.4% (95.0% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 128.5% (81.1% of Total Investments) (4)

	Aerospace & Defense – 2.1% (1.3% of Total Investments)

$4,269	B/E Aerospace, Inc., Term Loan B	3.820%	12/16/21	BB+	$4,319,418
5,709	Sequa Corporation, Term Loan B	5.250%	6/19/17	CCC–	5,278,551
997	Transdigm, Inc., Extend Term Loan F	3.750%	6/07/23	Ba2	995,505
2,957	Transdigm, Inc., Term Loan E, First Lien	3.750%	5/14/22	Ba2	2,951,619
13,932	Total Aerospace & Defense				13,545,093

	Air Freight & Logistics – 0.8% (0.5% of Total Investments)

798	Americold Realty Operating Partnership, Term Loan B	5.750%	12/01/22	BB	810,469
1,500	PAE Holding Corporation, Term Loan B	6.500%	10/14/22	B+	1,500,000
2,978	XPO Logistics, Inc., Term Loan B	4.250%	11/01/21	Ba1	3,000,986
5,276	Total Air Freight & Logistics				5,311,455

	Airlines – 1.7% (1.1% of Total Investments)

3,388	American Airlines, Inc., Term Loan B, First Lien	3.250%	6/29/20	BB+	3,397,169
2,940	American Airlines, Inc., Term Loan B, First Lien	3.250%	10/08/21	BB+	2,946,824
4,365	US Airways, Inc., Term Loan B1	3.500%	5/23/19	BB+	4,376,593
10,693	Total Airlines				10,720,586

	Auto Components – 0.2% (0.1% of Total Investments)

1,250	Horizon Global Corporation, Term Loan B	7.000%	6/30/21	B	1,254,688

	Automobiles – 2.3% (1.4% of Total Investments)

4,588	Chrysler Group LLC, Tranche B, Term Loan	3.250%	12/31/18	BBB–	4,595,786
7,795	Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	7,824,687
2,000	Formula One Group, Term Loan, Second Lien	7.750%	7/29/22	CCC+	2,015,000
14,383	Total Automobiles				14,435,473

	Building Products – 0.7% (0.4% of Total Investments)

2,049	Gates Global LLC, Term Loan	4.250%	7/06/21	B+	2,021,135
2,115	Quikrete Holdings, Inc., Term Loan, First Lien	4.000%	9/28/20	BB–	2,125,915
4,164	Total Building Products				4,147,050

	Capital Markets – 0.4% (0.3% of Total Investments)

2,772	Citco III Limited, Term Loan B	4.250%	6/29/18	N/R	2,781,201

	Chemicals – 1.9% (1.2% of Total Investments)

996	Avantor Performance Materials, Term Loan	6.000%	6/21/22	B1	1,001,731
2,713	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB–	2,720,708
589	Ineos US Finance LLC, Term Loan B, First Lien	4.250%	3/31/22	BB–	593,025
2,319	Mineral Technologies, Inc., Term Loan B2	4.750%	5/07/21	BB+	2,340,597
1,985	OM Group, Inc., Term Loan, First Lien	7.000%	10/28/21	Ba3	1,992,444
3,472	Univar, Inc., Term Loan B, First Lien	4.250%	7/01/22	BB–	3,479,135
12,074	Total Chemicals				12,127,640

	Commercial Services & Supplies – 4.2% (2.7% of Total Investments)

1,486	Acosta, Inc., Term Loan B	4.250%	9/26/21	B1	1,432,883
753	ADS Waste Holdings, Inc., Term Loan B, First Lien	3.500%	10/28/23	BB	755,734
2,804	CCS Income Trust, Term Loan, First Lien	7.500%	5/15/18	B–	2,784,999
824	Education Management LLC, Tranche A, Term Loan, (5)	5.500%	7/02/20	N/R	229,768
1,541	Education Management LLC, Tranche B, Term Loan, (5)	8.500%	7/02/20	N/R	84,752
1,500	Fort Dearborn Holding Company, Inc., Term Loan, First Lien	5.000%	10/07/23	B2	1,510,312
500	iQor US, Inc., Term Loan, Second Lien	9.750%	4/01/22	CCC+	378,750

NUVEEN	1

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Commercial Services & Supplies (continued)

$4,533	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	$4,204,233
1,492	KAR Auction Services, Inc., Term Loan B3, First Lien	4.375%	3/09/23	BB–	1,511,779
3,500	Monitronics International, Inc., Term Loan B2, First Lien	6.500%	9/30/22	B2	3,482,500
2,943	Protection One, Inc., Term Loan B	4.750%	5/02/22	BB–	2,966,902
3,846	Protection One, Inc., Term Loan, First Lien	4.750%	7/01/21	Ba2	3,878,950
1,985	Universal Services of America, Term Loan, First Lien	4.750%	7/28/22	B+	1,987,481
1,750	Universal Services of America, Term Loan, Second Lien	9.500%	7/28/23	B–	1,747,813
29,457	Total Commercial Services & Supplies				26,956,856

	Communications Equipment – 1.5% (0.9% of Total Investments)

6,724	Avaya, Inc., Term Loan B3	5.390%	10/26/17	B2	5,968,710
1,060	Avaya, Inc., Term Loan B6	6.500%	3/31/18	B2	912,935
204	Avaya, Inc., Term Loan B7	6.250%	5/29/20	B2	168,462
2,274	Riverbed Technology, Inc., Term Loan B	5.000%	4/24/22	B1	2,295,477
10,262	Total Communications Equipment				9,345,584

	Consumer Finance – 2.0% (1.3% of Total Investments)

2,500	First Data Corporation, Term Loan B	4.274%	7/08/22	BB	2,520,485
10,448	First Data Corporation, Term Loan, First Lien	3.524%	3/24/21	BB	10,518,025
12,948	Total Consumer Finance				13,038,510

	Containers & Packaging – 1.3% (0.8% of Total Investments)

1,714	Berry Plastics Holding Corporation, Term Loan H	3.750%	10/01/22	Ba3	1,721,559
4,122	BWAY Holding Company, Term Loan B, First Lien	5.500%	8/14/20	B2	4,154,495
2,363	Reynolds Group Holdings, Inc., Term Loan, First Lien	4.250%	2/06/23	B+	2,371,191
8,199	Total Containers & Packaging				8,247,245

	Diversified Consumer Services – 4.2% (2.7% of Total Investments)

5,386	Cengage Learning Acquisitions, Inc., Term Loan B	5.250%	6/07/23	BB–	5,289,990
721	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	BB–	716,993
1,397	Harland Clarke Holdings Corporation, Term Loan B4	6.993%	8/04/19	BB–	1,385,525
762	Hilton Hotels Corporation, Series B1, Term Loan	3.500%	10/26/20	BBB	766,110
7,787	Hilton Hotels Corporation, Series B2, Term Loan	3.029%	10/25/23	BBB	7,839,392
2,963	Houghton Mifflin, Term Loan B, First Lien	4.000%	5/28/21	BB	2,935,343
216	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B–	214,684
7,713	ServiceMaster Company, Term Loan	4.250%	7/01/21	BB	7,748,205
26,945	Total Diversified Consumer Services				26,896,242

	Diversified Financial Services – 1.5% (1.0% of Total Investments)

1,481	MJ Acquisition Corp., Term Loan, First Lien	4.001%	6/01/22	B+	1,482,776
8,396	WideOpenWest Finance LLC, New Term Loan B	4.500%	8/18/23	B1	8,388,588
9,877	Total Diversified Financial Services				9,871,364

	Diversified Telecommunication Services – 5.4% (3.4% of Total Investments)

1,500	DTI Holdings, Inc., Term Loan B, First Lien	6.250%	10/02/23	B	1,488,750
3,663	Frontier Communications Corporation, Term Loan A, Delayed Draw, First Lien	3.040%	3/31/21	BB	3,635,201
1,695	Greeneden U.S. Holdings II LLC, Term Loan B	4.000%	2/08/20	B	1,693,467
5,169	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan, (DD1)	3.750%	6/30/19	B1	4,952,304
2,435	Level 3 Financing, Inc., Term Loan B2	3.500%	5/31/22	BB+	2,447,293
3,667	Level 3 Financing, Inc., Term Loan, Tranche B3	4.000%	8/01/19	BB+	3,690,500
748	Presidio, Inc., Refinancing Term Loan, First Lien	5.250%	2/02/22	B1	748,724
4,000	Verizon Communications, Inc., Term Loan	1.784%	7/31/19	BBB+	4,004,168
12,000	Ziggo N.V., Term Loan D, First Lien	3.535%	8/31/24	BB–	12,015,000
34,877	Total Diversified Telecommunication Services				34,675,407

	Electric Utilities – 1.8% (1.1% of Total Investments)

970	EFS Cogen Holdings LLC, Term Loan B	5.250%	6/28/23	BB	981,098
6,500	Energy Future Intermediate Holding Company, DIP Term Loan	4.250%	6/30/17	BB	6,541,977
3,257	Texas Competitive Electric Holdings LLC, DIP Term Loan B, First Lien	5.000%	8/04/23	Baa3	3,286,320

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Electric Utilities (continued)

$743	Texas Competitive Electric Holdings LLC, DIP Term Loan C, First Lien	5.000%	8/04/23	Baa3	$749,512
11,470	Total Electric Utilities				11,558,907

	Electronic Equipment, Instruments & Components – 1.3% (0.8% of Total Investments)

3,881	SMART Modular Technologies, Inc., Term Loan B	8.250%	8/31/17	B	3,318,256
2,920	TTM Technologies, Inc., New Term Loan	5.250%	5/31/21	BB–	2,938,047
2,058	Zebra Technologies Corporation, Term Loan B	4.089%	10/27/21	BB+	2,081,840
8,859	Total Electronic Equipment, Instruments & Components				8,338,143

	Energy Equipment & Services – 0.6% (0.4% of Total Investments)

591	Dynamic Energy Services International LLC, Term Loan	11.005%	3/06/18	N/R	416,389
3,368	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	Caa2	1,731,816
1,850	Seventy Seven Operating LLC, Term Loan B, (DD1)	3.887%	6/25/20	B	1,715,509
5,809	Total Energy Equipment & Services				3,863,714

	Equity Real Estate Investment Trusts – 2.8% (1.8% of Total Investments)

11,084	Communications Sales & Leasing, Inc., Term Loan B, First Lien	4.500%	10/24/22	BB+	10,900,522
1,886	Realogy Corporation, Term Loan B, First Lien	3.750%	7/20/22	BB+	1,901,314
5,671	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	B+	5,338,185
18,641	Total Equity Real Estate Investment Trusts				18,140,021

	Food & Staples Retailing – 7.4% (4.7% of Total Investments)

24,332	Albertson’s LLC, Repriced Term Loan B4	4.500%	8/25/21	BB	24,532,256
2,985	Albertson’s LLC, Repriced Term Loan B5	4.750%	12/21/22	BB	3,016,923
4,175	Albertson’s LLC, Term Loan B6	4.750%	6/22/23	BB	4,219,845
3,124	BJ’s Wholesale Club, Inc., Replacement Loan, First Lien	4.500%	9/26/19	B–	3,130,630
3,981	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	4,004,832
729	Del Monte Foods Company, Term Loan, First Lien	4.254%	2/18/21	B–	678,926
1,500	Rite Aid Corporation, Tranche 1, Term Loan, Second Lien	5.750%	8/21/20	B+	1,507,266
2,975	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	B+	2,986,528
2,896	Supervalu, Inc., New Term Loan	5.500%	3/21/19	BB	2,907,498
46,697	Total Food & Staples Retailing				46,984,704

	Food Products – 4.0% (2.5% of Total Investments)

1,955	Hearthside Group Holdings, Term Loan, First Lien	4.500%	6/02/21	B1	1,959,203
5,514	Keurig Green Mountain, Inc., Term Loan B, First Lien	5.250%	3/03/23	BB	5,596,659
3,866	Pinnacle Foods Finance LLC, Term Loan G	3.387%	4/29/20	BB+	3,893,581
10,344	US Foods, Inc., Term Loan B	4.000%	6/27/23	B+	10,420,169
3,908	Wilton Products, Inc., Tranche B, Term Loan	8.500%	8/30/18	CCC+	3,403,257
25,587	Total Food Products				25,272,869

	Health Care Equipment & Supplies – 2.9% (1.9% of Total Investments)

6,687	Acelity, Term Loan F	5.000%	8/03/18	BB–	6,736,173
577	Ardent Medical Services, Inc., Term Loan B, First Lien	6.500%	8/04/21	B1	576,859
1,096	ConvaTec, Inc., Term Loan B, (WI/DD)	TBD	TBD	BB	1,099,773
1,985	Greatbatch, Inc., Term Loan B	5.250%	10/27/22	B	1,961,180
4,736	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	4,415,476
2,553	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/09/19	B–	2,272,337
1,712	Sterigenics International, Inc., Term Loan B	4.250%	5/16/22	B1	1,712,334
19,346	Total Health Care Equipment & Supplies				18,774,132

	Health Care Providers & Services – 6.1% (3.8% of Total Investments)

1,965	Acadia Healthcare, Inc., Term Loan B, First Lien	3.750%	2/11/22	N/R	1,972,369
1,717	Community Health Systems, Inc., Term Loan G	3.750%	12/31/19	BB–	1,636,959
3,435	Community Health Systems, Inc., Term Loan H	4.000%	1/27/21	BB–	3,264,476
3,579	DaVita HealthCare Partners, Inc., Tranche B, Term Loan	3.500%	6/24/21	Ba1	3,589,245
6,278	Drumm Investors LLC, Term Loan	9.500%	5/04/18	B	6,262,609
989	HCA, Inc., Term Loan B6, First Lien	3.784%	3/17/23	BBB–	999,817
2,456	Healogics, Inc., Term Loan, First Lien	5.250%	7/01/21	B	1,956,726

NUVEEN	3

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Health Care Providers & Services (continued)

$3,626	Heartland Dental Care, Inc., Term Loan, First Lien	5.500%	12/21/18	B1	$3,632,679
2,000	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/21/19	CCC	1,960,000
764	Kindred Healthcare, Inc., Term Loan B, First Lien	4.250%	4/09/21	Ba2	766,049
3,746	Millennium Laboratories, Inc., Term Loan B, First Lien	7.500%	12/21/20	B–	2,386,023
1,435	MultiPlan, Inc., Term Loan B	5.000%	6/07/23	B+	1,453,457
2,352	National Mentor Holdings, Inc., Term Loan B	4.250%	1/31/21	B+	2,358,212
2,640	Quorum Health Corp., Term Loan B	6.750%	4/29/22	B1	2,488,690
1,480	Select Medical Corporation, Term Loan E, First Lien	6.000%	6/01/18	Ba2	1,486,216
1,442	Select Medical Corporation, Term Loan F, First Lien	6.005%	3/03/21	Ba2	1,453,584
1,100	Vizient, Inc., Term Loan B	5.000%	2/11/23	B+	1,109,784
41,004	Total Health Care Providers & Services				38,776,895

	Health Care Technology – 0.8% (0.5% of Total Investments)

5,076	Catalent Pharma Solutions, Inc., Term Loan	4.250%	5/20/21	BB	5,108,410

	Hotels, Restaurants & Leisure – 5.7% (3.6% of Total Investments)

7,757	Burger King Corporation, Term Loan B	3.750%	12/10/21	Ba3	7,802,587
2,786	CCM Merger, Inc., Term Loan B	4.000%	8/09/21	BB–	2,771,408
3,652	CityCenter Holdings LLC, Term Loan	4.250%	10/16/20	BB	3,680,171
2,598	Intrawest Resorts Holdings, Inc., Initial Term Loan	4.500%	12/09/20	N/R	2,582,353
2,222	Life Time Fitness, Inc., Term Loan B	4.250%	6/10/22	BB–	2,226,834
2,189	MGM Growth Properties, Term Loan B	3.500%	4/25/23	BB+	2,196,182
3,890	Scientific Games Corporation, Term Loan	6.000%	10/18/20	Ba3	3,915,701
4,425	Scientific Games Corporation, Term Loan B2	6.000%	10/01/21	Ba3	4,447,068
3,239	Seaworld Parks and Entertainment, Inc., Term Loan B2	3.088%	5/14/20	BB	3,198,968
3,488	Station Casino LLC, Term Loan B	3.750%	6/08/23	BB	3,505,672
36,246	Total Hotels, Restaurants & Leisure				36,326,944

	Household Products – 0.6% (0.4% of Total Investments)

2,000	Revlon Consumer Products Corporation, Term Loan B, First Lien	4.250%	9/07/23	Ba3	2,007,188
1,753	Serta Simmons Holdings LLC, Term Loan, First Lien, (WI/DD)	TBD	TBD	BB–	1,752,987
3,753	Total Household Products				3,760,175

	Independent Power & Renewable Electricity Producers – 0.7% (0.4% of Total Investments)

4,250	Dynegy, Inc., Term Loan B	5.000%	6/27/23	BB	4,278,628

	Industrial Conglomerates – 0.4% (0.2% of Total Investments)

2,262	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.750%	11/26/20	B	2,238,898

	Insurance – 2.1% (1.4% of Total Investments)

5,273	Alliant Holdings I LLC, Initial Term Loan B, First Lien	4.753%	8/12/22	B	5,283,287
2,481	AssuredPartners Capital, Inc., Term Loan, First Lien	5.750%	10/21/22	B	2,498,856
5,826	Hub International Holdings, Inc., Initial Term Loan	4.000%	10/02/20	Ba3	5,828,444
13,580	Total Insurance				13,610,587

	Internet and Direct Marketing Retail – 1.3% (0.8% of Total Investments)

8,174	Travelport LLC, Term Loan B	5.000%	9/02/21	B+	8,229,728

	Internet Software & Services – 3.0% (1.9% of Total Investments)

2,000	Ancestry.com, Inc., Term Loan B, First Lien	5.250%	10/14/23	B1	2,007,250
1,000	Ancestry.com, Inc., Term Loan B, Second Lien	9.250%	10/14/24	CCC+	1,017,500
2,000	Rackspace Hosting, Inc., Term Loan B, (WI/DD)	TBD	TBD	BB+	2,014,108
605	Sabre Inc., Term Loan B2	4.500%	2/19/19	Ba2	608,542
2,802	Sabre Inc., Term Loan	4.000%	2/19/19	Ba2	2,816,775
290	Sabre Inc., Term Loan C	4.000%	2/19/18	Ba2	290,678
2,228	SkillSoft Corporation, Term Loan, Second Lien	9.337%	4/28/22	CCC	1,526,328
7,798	Tibco Software, Inc., Term Loan B	6.500%	12/04/20	B1	7,809,255
750	Vertafore, Inc., Term Loan, First Lien	4.750%	6/30/23	B2	753,809
19,473	Total Internet Software & Services				18,844,245

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	IT Services – 1.3% (0.8% of Total Investments)

$3,658	EIG Investors Corp., Term Loan	6.480%	11/09/19	B1	$3,572,374
1,412	Engility Corporation, Term Loan B2	5.773%	8/14/23	BB–	1,430,514
447	Mitchell International, Inc., Initial Term Loan B, First Lien	4.500%	10/13/20	B1	446,599
1,496	WEX, Inc., Term Loan B	4.250%	6/30/23	BB–	1,514,953
1,127	Zayo Group LLC, Term Loan B	3.750%	5/06/21	Ba2	1,133,378
8,140	Total IT Services				8,097,818

	Leisure Products – 1.5% (1.0% of Total Investments)

3,399	24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	3,339,104
2,331	Academy, Ltd., Term Loan B	5.000%	7/01/22	B	2,265,604
3,137	Equinox Holdings, Inc., New Initial Term Loan, First Lien	5.000%	1/31/20	B1	3,162,065
1,000	Four Seasons Holdings, Inc., Term Loan, Second Lien	6.250%	12/27/20	B–	1,008,125
9,867	Total Leisure Products				9,774,898

	Life Sciences Tools & Services – 0.2% (0.1% of Total Investments)

1,000	Inventiv Health, Inc., Term Loan B, (WI/DD)	TBD	TBD	B	1,001,161

	Machinery – 0.6% (0.4% of Total Investments)

1,723	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB–	1,727,408
2,400	Safway Group Holdings LLC, Initial Term Loan, First Lien, (DD1)	5.750%	8/21/23	B+	2,410,001
4,123	Total Machinery				4,137,409

	Marine – 0.2% (0.1% of Total Investments)

1,462	American Commercial Lines LLC, Term Loan B, First Lien	9.750%	11/12/20	B	1,422,281

	Media – 13.1% (8.3% of Total Investments)

2,100	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.250%	7/23/21	B1	2,083,323
1,791	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	1,698,924
1,743	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	Caa1	1,600,577
990	Affinion Group Holdings, Inc., Term Loan, First Lien	6.750%	4/30/18	B1	964,689
1,955	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	B1	1,771,719
2,000	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	Caa1	1,445,000
7,424	Cequel Communications LLC, Term Loan B, (WI/DD)	TBD	TBD	BB–	7,461,167
4,975	Charter Communications Operating Holdings LLC, Term Loan I	3.500%	1/24/23	BBB	5,010,929
2,718	Clear Channel Communications, Inc., Term Loan E	8.034%	7/30/19	Caa1	2,080,854
2,538	Clear Channel Communications, Inc., Tranche D, Term Loan	7.284%	1/30/19	Caa1	1,933,294
13,037	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B3	9,060,380
3,514	Emerald Expositions Holdings, Inc., Term Loan, First Lien	4.750%	6/17/20	BB–	3,531,610
615	EMI Music Publishing LLC, Term Loan B3	4.000%	8/19/22	BB–	616,928
2,020	Getty Images, Inc., Term Loan B, First Lien	4.750%	10/18/19	B3	1,713,761
890	Gray Television, Inc., Initial Term Loan	3.938%	6/13/21	BB	896,643
2,932	IMG Worldwide, Inc., First Lien	5.250%	5/06/21	B1	2,952,280
2,000	Lions Gate Entertainment Corporation, Term Loan B, (WI/DD)	TBD	TBD	Ba2	2,005,834
1,500	Lions Gate Entertainment Corporation, Term Loan B, Second Lien	5.000%	3/17/22	Ba3	1,528,125
1,750	LSC Communications, Term Loan	7.000%	9/30/22	B	1,741,250
2,992	McGraw-Hill Education Holdings LLC, Term Loan B	5.000%	5/02/22	Ba3	3,001,477
327	Nexstar Broadcasting Group, Term Loan B, First Lien, (WI/DD)	TBD	TBD	Ba3	328,968
3,673	Nexstar Broadcasting Group, Term Loan B, First Lien, (WI/DD)	TBD	TBD	BB+	3,691,748
2,481	Numericable Group S.A., Term Loan	4.750%	2/10/23	B+	2,486,212
3,266	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.750%	8/14/20	B	3,182,044
17,344	Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	B+	17,390,471
673	Virgin Media Investment Holdings, Term Loan F, First Lien	3.500%	6/30/23	BB–	676,618
1,520	WMG Acquisition Corporation, Term Loan B, First Lien	3.750%	11/19/23	Ba3	1,517,712
462	Yell Group PLC, PIK Term Loan B2, First Lien	10.000%	9/07/65	N/R	812,127
555	Yell Group PLC, Term Loan A2, First Lien	8.000%	9/07/21	N/R	557,745
89,785	Total Media				83,742,409

	Metals & Mining – 1.1% (0.7% of Total Investments)

1,707	Fairmount Minerals, Ltd., Term Loan B1, First Lien, (DD1)	4.500%	9/05/19	Caa1	1,614,837
1,810	Fairmount Minerals, Ltd. Term Loan B2, First Lien	4.500%	9/05/19	B–	1,725,340
2,276	Fortescue Metals Group, Ltd., Term Loan B, First Lien	3.750%	6/30/19	BB+	2,276,615

NUVEEN	5

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Metals & Mining (continued)

$1,496	Zekelman Industries, Term Loan B	6.000%	6/14/21	BB–	$1,513,083
7,289	Total Metals & Mining				7,129,875

	Mortgage Real Estate Investment Trusts – 0.4% (0.2% of Total Investments)

2,263	Starwood Property Trust, Inc., Term Loan B	3.500%	4/17/20	BB	2,266,859

	Multiline Retail – 2.0% (1.2% of Total Investments)

3,473	99 Cents Only Stores Tranche B2, Term Loan	4.500%	1/11/19	CCC+	2,721,612
2,216	Bass Pro Group LLC, Term Loan B, First Lien	4.000%	6/05/20	B+	2,219,698
2,985	Belk, Inc., Term Loan B, First Lien	5.750%	12/12/22	B+	2,702,491
1,461	Dollar Tree, Inc., Term Loan B, First Lien	3.063%	7/06/22	BBB	1,477,804
2,010	Dollar Tree, Inc., Term Loan B2	4.250%	7/06/22	BBB	2,036,683
1,382	Hudson’s Bay Company, Term Loan B, First Lien	4.250%	9/30/22	BB	1,376,502
13,527	Total Multiline Retail				12,534,790

	Oil, Gas & Consumable Fuels – 3.5% (2.2% of Total Investments)

1,032	California Resources Corporation, Term Loan A, First Lien, (WI/DD)	TBD	TBD	B1	994,804
1,850	C&J Holding Co., Term Loan B2, (5)	0.000%	3/24/22	N/R	1,700,459
666	Crestwood Holdings LLC, Term Loan B	9.000%	6/19/19	B3	626,078
286	Energy and Exploration Partners, Term Loan, Second Lien	5.000%	5/13/22	N/R	157,519
4,039	EP Energy LLC, Term Loan B	9.750%	6/30/21	B+	4,140,262
3,327	Fieldwood Energy LLC, Term Loan, First Lien	3.875%	10/01/18	B2	3,069,236
1,801	Fieldwood Energy LLC, Term Loan, First Lien, (DD1)	8.000%	8/31/20	B2	1,580,369
1,450	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B–	1,171,075
935	Fieldwood Energy LLC, Term Loan, Second Lien, (DD1)	8.375%	9/30/20	CCC–	561,169
5,311	Harvey Gulf International Marine, Inc., Term Loan B	5.500%	6/18/20	CCC+	3,930,017
2,333	Peabody Energy Corporation, Term Loan B, (WI/DD)	TBD	TBD	N/R	2,077,640
3,803	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	CCC+	2,158,473
58	Southcross Holdings Borrower L.P., Term Loan B, First Lien	3.500%	4/13/23	CCC+	49,275
26,891	Total Oil, Gas & Consumable Fuels				22,216,376

	Pharmaceuticals – 3.9% (2.5% of Total Investments)

2,232	Concordia Healthcare Corporation, Term Loan B, First Lien, (DD1)	5.250%	10/21/21	B1	2,014,327
3,910	Patheon, Inc., Term Loan B	4.250%	3/11/21	B	3,916,111
8,025	Pharmaceutical Product Development, Inc., Term Loan B, First Lien, (DD1)	4.250%	8/18/22	B1	8,032,353
4,451	Pharmaceutical Research Associates, Inc., Term Loan	4.500%	9/23/20	BB–	4,480,419
1,925	Valeant Pharmaceuticals International, Inc., Series E1, Tranche B Term Loan	5.250%	8/05/20	BB	1,925,635
4,796	Valeant Pharmaceuticals International, Inc., Series F1, Tranche B Term Loan	5.500%	4/01/22	BB	4,804,119
25,339	Total Pharmaceuticals				25,172,964

	Professional Services – 0.2% (0.2% of Total Investments)

1,597	Ceridian Corporation, Term Loan B2	4.500%	9/15/20	Ba3	1,570,349

	Real Estate Management & Development – 1.1% (0.7% of Total Investments)

3,723	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	3,755,962
3,320	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	BB	3,340,745
7,043	Total Real Estate Management & Development				7,096,707

	Road & Rail – 0.3% (0.2% of Total Investments)

1,985	Quality Distribution, Term Loan, First Lien	5.750%	8/18/22	B2	1,794,772

	Semiconductors & Semiconductor Equipment – 4.5% (2.8% of Total Investments)

13,494	Avago Technologies, Term Loan B3	3.535%	2/01/23	BBB	13,650,420
1,291	Cypress Semiconductor Corp, Term Loan B	6.500%	7/05/21	BB–	1,306,950
1,746	Micron Technology, Inc., Term Loan B	4.634%	4/26/22	BBB–	1,765,700
2,381	Microsemi Corporation, Term Loan B, First Lien	3.750%	1/15/23	BB	2,405,602
2,869	NXP Semiconductor LLC, Term Loan D	3.338%	1/11/20	Baa2	2,884,555

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Semiconductors & Semiconductor Equipment (continued)

$2,266	NXP Semiconductor LLC, Term Loan F	3.405%	12/07/20	Baa2	$2,276,547
4,250	On Semiconductor Corp., Term Loan B, First Lien	3.777%	3/31/23	Ba1	4,279,597
28,297	Total Semiconductors & Semiconductor Equipment				28,569,371

	Software – 10.1% (6.4% of Total Investments)

3,050	Blackboard, Inc., Term Loan B4	6.000%	6/30/21	B+	3,029,796
5,580	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	5,514,504
2,321	Computer Sciences Government Services, Term Loan B, First Lien	3.750%	11/28/22	BB+	2,330,287
1,600	Compuware Corporation, Term Loan, Second Lien	9.250%	12/15/22	CCC+	1,560,000
4,724	Compuware Corporation, Tranche B2, Term Loan, First Lien	6.250%	12/15/21	B	4,736,098
3,939	Ellucian, Term Loan B, First Lien	4.750%	9/30/22	B2	3,950,619
4,624	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	Ba3	4,638,961
12,497	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	B+	12,481,801
1,733	Informatica Corp., Term Loan B	4.500%	8/05/22	B	1,704,997
1,500	Kronos Incorporated, Term Loan B, First Lien, (WI/DD)	TBD	TBD	B2	1,508,321
2,776	Micro Focus International PLC, Term Loan B	4.500%	11/19/21	BB–	2,789,840
2,805	Micro Focus International PLC, Term Loan C	4.500%	11/20/19	BB–	2,819,777
6,240	Misys PLC, Term Loan B, First Lien	6.500%	12/12/18	B+	6,258,174
2,302	MSC Software Corporation, Initial Term Loan, First Lien	5.000%	5/29/20	B1	2,299,457
2,000	RP Crown Parent LLC, Term Loan B, First Lien	4.500%	10/12/23	B1	2,004,688
2,009	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B1	4.000%	7/08/22	BB	2,027,129
245	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B2	4.000%	7/08/22	BB	246,701
3,000	Uber Technologies, Inc., Term Loan B, First Lien	5.000%	7/13/23	N/R	3,016,875
1,750	Vertiv Co., Term Loan B, (WI/DD)	TBD	TBD	Ba3	1,746,719
64,695	Total Software				64,664,744

	Specialty Retail – 2.3% (1.4% of Total Investments)

2,244	Gardner Denver, Inc., Term Loan	4.250%	7/30/20	B	2,183,443
3,000	Jo-Ann Stores, Inc., Term Loan B, (WI/DD)	TBD	TBD	B1	2,993,751
6,604	Petco Animal Supplies, Inc., Term Loan B1	5.000%	1/26/23	B	6,672,749
2,650	Petsmart Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	BB–	2,658,281
14,498	Total Specialty Retail				14,508,224

	Technology Hardware, Storage & Peripherals – 5.3% (3.3% of Total Investments)

6,000	Dell International LLC, Term Loan A2, First Lien	2.790%	6/02/21	BBB–	5,956,878
3,000	Dell International LLC, Term Loan A3, First Lien	2.540%	12/31/18	BBB–	3,001,407
14,725	Dell International LLC, Term Loan B	4.000%	9/07/23	BBB–	14,846,417
1,750	Dell Software Group, Term Loan B, (WI/DD)	TBD	TBD	B1	1,748,437
7,980	Western Digital, Inc., Term Loan B1	4.500%	4/29/23	BBB–	8,082,248
33,455	Total Technology Hardware, Storage & Peripherals				33,635,387

	Textiles, Apparel & Luxury Goods – 0.7% (0.4% of Total Investments)

1,250	G-III Apparel Group, Term Loan B, (WI/DD)	TBD	TBD	BB+	1,241,016
2,343	Gymboree Corporation, Term Loan, (DD1)	5.000%	2/23/18	CCC+	1,501,185
2,073	J Crew Group, Term Loan B, First Lien	4.000%	3/05/21	B2	1,598,810
5,666	Total Textiles, Apparel & Luxury Goods				4,341,011

	Trading Companies & Distributors – 1.5% (1.0% of Total Investments)

8,065	HD Supply, Inc., Term Loan B	3.75%	8/13/21	BB	8,101,409
1,654	Neff Rental/Neff Finance Closing Date Loan, Second Lien	7.250%	6/09/21	B–	1,618,593
9,719	Total Trading Companies & Distributors				9,720,002

	Transportation Infrastructure – 0.4% (0.2% of Total Investments)

150	Ceva Group PLC, Canadian Term Loan	6.500%	3/19/21	B2	120,050
870	Ceva Group PLC, Dutch B.V., Term Loan	6.500%	3/19/21	B2	696,293
846	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	3/19/21	B2	677,190
1,201	Ceva Group PLC, US Term Loan	6.500%	3/19/21	B2	960,404
3,067	Total Transportation Infrastructure				2,453,937

NUVEEN	7

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Wireless Telecommunication Services – 2.6% (1.7% of Total Investments)

$938	Asurion LLC, Term Loan B1	5.000%	5/24/19	B+	$940,607
4,668	Asurion LLC, Term Loan B4, First Lien	5.000%	8/04/22	B+	4,696,778
3,330	Asurion, LLC, Term Loan B5	4.750%	10/28/23	B+	3,313,420
337	Fairpoint Communications, Inc., Term Loan B	7.500%	2/14/19	B	338,887
2,327	Syniverse Holdings, Inc., Initial Term Loan B, First Lien	4.000%	4/23/19	B+	2,138,992
1,293	Syniverse Technologies, Inc., Tranche B, Term Loan	4.000%	4/23/19	B+	1,188,272
149	T-Mobile USA, Term Loan B	3.500%	11/09/22	BBB–	150,039
4,000	UPC Financing Partnership, Term Loan, First Lien	4.080%	8/31/24	BB	4,025,500
17,042	Total Wireless Telecommunication Services				16,792,495
$844,086	Total Variable Rate Senior Loan Interests (cost $832,463,938)				820,105,233

Shares	Description (1)				Value

	COMMON STOCKS – 1.3% (0.8% of Total Investments)

	Banks – 0.4% (0.2% of Total Investments)

30,811	BLB Worldwide Holdings Inc., (6)				$2,187,581

	Diversified Consumer Services – 0.2% (0.2% of Total Investments)

78,490	Cengage Learning Holdings II LP, (6), (7)				1,530,555
9,876,769	Education Management Corporation, (6), (7)				988
	Total Diversified Consumer Services				1,531,543

	Energy Equipment & Services – 0.0% (0.0% of Total Investments)

2,712	Vantage Drill International, (6), (7)				229,164

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

113,515	Millennium Health LLC, (6)				212,840

	Hotels, Restaurants & Leisure – 0.0% (0.0% of Total Investments)

2,670	Buffets Term Loan, (6)				—

	Media – 0.7% (0.4% of Total Investments)

824	Cumulus Media, Inc., (6)				1,137
698,702	Hibu PLC, (6), (8)				1
26,045	Metro-Goldwyn-Mayer, (6), (7)				2,135,690
57,088	Tribune Media Company				1,861,069
45,942	Tribune Media Company, (8)				—
14,272	Tronc, Inc., (6)				171,692
	Total Media				4,169,589

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

136	Energy and Exploration Partners, Inc., (6), (7)				47,600
64	Southcross Holdings Borrower LP, (6)				22,560
	Total Oil, Gas & Consumable Fuels				70,160

	Software – 0.0% (0.0% of Total Investments)

743,286	Eagle Topco LP, (6), (8)				1
	Total Common Stocks (cost $17,243,688)				8,400,878

Shares	Description (1)	Coupon		Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.0% (0.0% of Total Investments)

	Diversified Consumer Services – 0.0% (0.0% of Total Investments)

10,989	Education Management Corporation, (7)	7.500%		N/R	$21,978
	Total $25 Par (or similar) Retail Preferred (cost $26,686)				21,978

8	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CONVERTIBLE BONDS – 0.1% (0.1% of Total Investments)

	Communications Equipment – 0.1% (0.1% of Total Investments)

$850	Nortel Networks Corp., (5)	1.750%	4/15/12	N/R	$806,438
$850	Total Convertible Bonds (cost $696,250)				806,438

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 12.3% (7.8% of Total Investments)

	Commercial Services & Supplies – 0.2% (0.1% of Total Investments)

$1,034	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	$1,013,320

	Communications Equipment – 0.3% (0.2% of Total Investments)

210	Avaya Inc., 144A	7.000%	4/01/19	B2	170,625
5,150	Avaya Inc., 144A	10.500%	3/01/21	CCC–	1,699,500
5,360	Total Communications Equipment				1,870,125

	Containers & Packaging – 0.3% (0.2% of Total Investments)

1,715	Reynolds Group	9.875%	8/15/19	B–	1,757,875

	Diversified Telecommunication Services – 1.2% (0.8% of Total Investments)

2,420	Frontier Communications Corporation	6.250%	9/15/21	BB	2,299,000
1,835	Frontier Communications Corporation	6.875%	1/15/25	BB	1,536,813
1,080	IntelSat Limited	6.750%	6/01/18	CC	739,800
5,750	IntelSat Limited	7.750%	6/01/21	CC	1,868,750
4,550	IntelSat Limited	8.125%	6/01/23	CC	1,501,500
15,635	Total Diversified Telecommunication Services				7,945,863

	Equity Real Estate Investment Trusts – 0.2% (0.1% of Total Investments)

1,500	iStar Inc.	4.000%	11/01/17	B+	1,501,875

	Health Care Equipment & Supplies – 1.5% (1.0% of Total Investments)

1,000	Tenet Healthcare Corporation	6.750%	2/01/20	B–	980,000
4,000	Tenet Healthcare Corporation	6.000%	10/01/20	BB–	4,240,000
1,650	Tenet Healthcare Corporation	8.125%	4/01/22	B–	1,612,875
3,335	Tenet Healthcare Corporation	6.750%	6/15/23	B–	3,059,862
9,985	Total Health Care Equipment & Supplies				9,892,737

	Health Care Providers & Services – 0.2% (0.1% of Total Investments)

1,200	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	1,143,000

	Hotels, Restaurants & Leisure – 0.6% (0.4% of Total Investments)

4,500	Scientific Games International Inc.	10.000%	12/01/22	B–	4,140,000

	Media – 3.7% (2.3% of Total Investments)

1,000	CCO Holdings LLC Finance Corporation	5.750%	9/01/23	BB+	1,055,000
200	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation, 144A	3.579%	7/23/20	BBB	207,395
1,762	Clear Channel Communications, Inc.	10.000%	1/15/18	CC	1,251,020
6,562	Clear Channel Communications, Inc.	9.000%	12/15/19	Caa1	4,978,917
11,059	Clear Channel Communications, Inc., PIK	14.000%	2/01/21	CC	4,202,580
10,350	Clear Channel Communications, Inc.	9.000%	3/01/21	Caa1	7,400,250
2,000	Dish DBS Corporation	5.875%	7/15/22	Ba3	2,075,000
2,500	Dish DBS Corporation	5.875%	11/15/24	Ba3	2,517,188
35,433	Total Media				23,687,350

	Oil, Gas & Consumable Fuels – 1.0% (0.6% of Total Investments)

2,585	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	1,751,337
700	Denbury Resources Inc.	6.375%	8/15/21	CCC+	579,250

NUVEEN	9

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Oil, Gas & Consumable Fuels (continued)

$750	Everest Acquisition LLC Finance	9.375%	5/01/20	CCC+	$586,875
3,000	FTS International Inc., 144A	8.134%	6/15/20	B	2,902,569
600	Gastar Exploration Inc.	8.625%	5/15/18	Caa3	543,000
7,635	Total Oil, Gas & Consumable Fuels				6,363,031

	Semiconductors & Semiconductor Equipment – 0.4% (0.3% of Total Investments)

1,564	Advanced Micro Devices, Inc.	7.500%	8/15/22	CCC	1,653,930
930	Advanced Micro Devices, Inc.	7.000%	7/01/24	CCC	921,281
2,494	Total Semiconductors & Semiconductor Equipment				2,575,211

	Software – 0.6% (0.4% of Total Investments)

2,500	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	2,287,500
1,500	Boxer Parent Company Inc./BMC Software, 144A, PIK	9.000%	10/15/19	CCC+	1,372,500
4,000	Total Software				3,660,000

	Wireless Telecommunication Services – 2.1% (1.3% of Total Investments)

7,750	Sprint Corporation	7.875%	9/15/23	B+	7,653,125
1,750	Sprint Corporation	7.125%	6/15/24	B+	1,666,875
3,750	T-Mobile USA Inc.	6.250%	4/01/21	BB	3,904,688
13,250	Total Wireless Telecommunication Services				13,224,688
$103,741	Total Corporate Bonds (cost $98,272,463)				78,775,075

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	ASSET-BACKED SECURITIES – 6.4% (4.1% of Total Investments)

$1,200	Bluemountain Collateralized Loan Obligation, Series 2012 2A E14, 144A	5.736%	11/20/24	N/R	$1,170,605
2,500	Bluemountain Collateralized Loan Obligations Limited 2012-1A, 144A	6.196%	7/20/23	BB	2,411,687
500	Carlyle Global Market Strategies Collateralized Loan Obligations, Series 2013-2A, 144A	5.679%	4/18/25	BB	462,885
1,750	Carlyle Global Market Strategies, Collateralized Loan Obligations, Series 2013-3A, 144A	5.280%	7/15/25	BB	1,578,887
1,000	Finn Square Collateralized Loan Obligations Limited, Series 2012-1A, 144A	5.690%	12/24/23	BB	928,937
1,500	Flatiron Collateralized Loan Obligation Limited, Series 2011-1A, 144A	5.080%	1/15/23	BB	1,494,717
500	ING Investment Management, Collateralized Loan Obligation, 2013-1A D, 144A	5.680%	4/15/24	BB	468,542
2,700	LCM Limited Partnership, Collateralized Loan Obligation 2012A, 144A	6.438%	10/19/22	BB	2,642,773
6,000	LCM Limited Partnership, Collateralized Loan Obligation, 2015A, 144A	5.662%	2/25/17	BB–	5,320,164
3,000	LCM Limited Partnership, Collateralized Loan Obligation, Series 10AR, 144A	6.180%	4/15/22	BB	2,922,597
1,500	LCM Limited Partnership, Collateralized Loan Obligation, Series 11A, 144A	5.838%	4/19/22	BB+	1,436,401
1,500	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2012-8A, 144A	6.052%	4/22/22	BB	1,453,864
2,750	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2015-16A, 144A	6.196%	4/20/26	Ba3	2,471,499
1,500	Madison Park Funding Limited, Series 2012-10A, 144A	8.458%	1/20/29	BB	1,468,763
500	North End CLO Limited, Loan Pool, 144A	5.279%	7/17/25	BB	438,122
750	Northwoods Capital Corporation, Collateralized Loan Obligations 2012-9A, 144A	5.779%	1/18/24	BB–	701,634
3,360	Oak Hill Credit Partners, Series 2012-7A, 144A	5.636%	11/20/23	BB	3,156,001
3,000	Octagon Investment Partners, Series 2015-1A, 144A	6.546%	10/20/26	Ba3	2,784,906
1,250	OZLM Funding Limited, Series 2012-2A, 144A	8.168%	10/30/27	BB	1,170,750
1,000	Race Point Collateralized Loan Obligation Limited 2011-5AR, 144A	6.337%	12/15/22	BBB+	991,077
3,000	Race Point Collateralized Loan Obligation Series 2012-7A, 144A	5.788%	11/08/24	BB–	2,741,025

10	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	ASSET-BACKED SECURITIES (continued)

$3,000	Race Point Collateralized Loan Obligations, Series 2012-6A, 144A	6.411%	5/24/23	BB	$2,896,143
$43,760	Total Asset-Backed Securities (cost $41,270,471)				41,111,979

Shares	Description (1), (9)				Value

	INVESTMENT COMPANIES – 1.8% (1.1% of Total Investments)

353,668	Eaton Vance Floating-Rate Income Trust Fund				$5,099,893
968,586	Eaton Vance Senior Income Trust				6,189,264
	Total Investment Companies (cost $11,981,509)				11,289,157
	Total Long-Term Investments (cost $1,001,955,005)				960,510,738

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 8.0% (5.0% of Total Investments)

	REPURCHASE AGREEMENTS – 8.0% (5.0% of Total Investments)

$50,867	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/16, repurchase price $50,866,763, collateralized by $41,305,000 U.S. Treasury Bonds, 3.750%, due 11/15/43, value $51,889,406	0.030%	11/01/16		$50,866,721
	Total Short-Term Investments (cost $50,866,721)				50,866,721
	Total Investments (cost $1,052,821,726) – 158.4%				1,011,377,459
	Borrowings – (44.5)% (10), (11)				(284,000,000)
	Variable Rate Term Preferred Shares, at Liquidation Preference – (16.9)% (12)				(108,000,000)
	Other Assets Less Liabilities – 3.0%				18,959,446
	Net Assets Applicable to Common Shares – 100%				$638,336,905

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

NUVEEN	11

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$820,105,233	$—	$820,105,233
Common Stocks	4,456,879	3,943,997	2	8,400,878
$25 Par (or similar) Retail Preferred	—	21,978	—	21,978
Convertible Bonds	—	806,438	—	806,438
Corporate Bonds	—	78,775,075	—	78,775,075
Asset-Backed Securities	—	41,111,979	—	41,111,979
Investment Companies	11,289,157	—	—	11,289,157

Short-Term Investments:
Repurchase Agreements	—	50,866,721	—	50,866,721
Total	$15,746,036	$995,631,421	$2	$1,011,377,459

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2016, the cost of investments was $1,056,212,995.

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2016, were as follows:

Gross unrealized:
Appreciation	$17,006,797
Depreciation	(61,842,333)
Net unrealized appreciation (depreciation) of investments	$(44,835,536)

12	NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(7)	For fair value measurement disclosure purposes, investment classified as Level 2.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(9)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(10)	Borrowings as a percentage of Total Investments is 28.1%.

(11)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(12)	Variable Rate Term Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 10.7%.

(DD1)	Portion of investment purchased on a delayed delivery basis.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

PIK	All or a portion of this security is payment-in-kind

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

NUVEEN	13

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Floating Rate Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: December 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: December 30, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2016